Silk Invest New Horizons Frontier Fund
Schedule of Investments
September 30, 2021 - (Unaudited)
COMMON STOCKS — 92.24% Shares Fair Value
Bangladesh — 7.83%
BRAC Bank Ltd. 1,560,931 $ 875,269
GrameenPhone Ltd. 169,500 759,677
1,634,946
Egypt — 12.37%
Edita Food Industries S.A.E. 352,000 156,522
EFG-Hermes Holding Co.
(a)
675,150 519,782
Ibnsina Pharma S.A.E.
(a)
2,100,000 440,215
Integrated Diagnostics Holdings PLC 450,000 552,829
Taaleem Management Services Co., S.A.E.
(a)
650,000 199,699
Telecom Egypt Co. 511,540 460,493
Tenth of Ramadan Pharmaceuticals and Diagnostics Reagents Co.
(a)
1,938,589 255,501
2,585,041
Kazakhstan — 1.43%
Kapsi.kz JSC 2,800 298,523
Kenya — 10.22%
Centum Investment Co. Ltd.
(b)
2,590,670 414,258
Equity Group Holdings Ltd.
(a)
1,050,000 481,405
KCB Group Ltd. 1,085,000 459,198
Safaricom Ltd. 2,049,029 780,641
2,135,502
Morocco — 3.79%
Douja Promotion Groupe Addoha SA
(a)
439,000 568,835
Residences Dar Saada
(a)
62,000 222,968
791,803
Nigeria — 22.81%
Access Bank PLC 45,550,000 1,008,594
Guaranty Trust Holding Co., PLC 9,527,752 649,108
Lafarge Africa PLC
(b)
16,730,000 927,462
MTN Nigeria Communications PLC 3,150,000 1,341,335
Zenith Bank PLC 14,769,452 838,995
4,765,494
Pakistan — 8.94%
Bank Al Habib Ltd. 650,000 262,936
MCB Bank Ltd. 313,500 276,220
Meezan Bank Ltd. 308,200 252,724
Nishat Mills Ltd. 664,500 352,387
Systems Ltd. 126,920 539,830

Silk Invest New Horizons Frontier Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)
COMMON STOCKS — 92.24% - continued Shares Fair Value
Unity Foods Ltd.
(a)
1,000,400 $ 182,878
1,866,975
United Arab Emirates — 9.24%
Aramex PJSC 790,000 753,775
Emaar Properties PJSC 1,064,000 1,176,019
1,929,794
United Kingdom — 1.49%
Airtel Africa PLC 233,000 311,911
Vietnam — 14.12%
SSI Securities Corp. 351,973 623,577
Vietnam Dairy Products JSC 58,500 229,649
Vietnam Prosperity JSC Bank
(a)
293,500 849,140
Vincom Retail JSC
(a)
341,500 435,521
Vinh Hoan Corp 127,300 287,611
Vinhomes JSC
(a)
152,410 523,985
2,949,483
Total Common Stocks (Cost $17,390,956) 19,269,472
EXCHANGE-TRADED FUNDS — 3.51%
Vietnam — 3.51%
VFMVN DIAMOND ETF 638,000 733,846
Total Exchange-Traded Funds (Cost $408,989) 733,846
RIGHT - 0.28%
SSI Securities Corp., Expiring 10/08/21
(a)
263,980 $ 59,215
Total Right Cost ($22,433) 59,215
MONEY MARKET FUNDS - 0.60%
First American Government Obligations Fund, Class X, 0.03%
(c)
126,362 126,362
Total Money Market Funds (Cost $126,362) 126,362
Total Investments — 96.63% (Cost $17,948,740) 20,188,895
Other Assets in Excess of Liabilities — 3.37% 704,741
NET ASSETS — 100.00% $ 20,893,636
(a) Non-income producing security.
(b) All or a portion of this security has been deemed illiquid by the Adviser. The total fair value of these securities as of September 30, 2021 was $1,341,720, representing 6.42% of net assets.
(c) Rate disclosed is the seven day effective yield as of September 30, 2021.
ETF - Exchange-Traded Fund